CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk
Revenues	$ 138,900,357	$ 136,104,867	$ 132,375,915
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk
Concentration risk percentage	42.00%	43.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 58,651,014	$ 71,376,909	$ 68,646,605
Concentration risk percentage	42.00%	53.00%	51.00%
Customer Concentration Risk [Member] | Company A (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 29,679,053	$ 0	$ 40,312,341
Concentration risk percentage	21.00%	0.00%	30.00%
Customer Concentration Risk [Member] | Company B (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 14,782,479	$ 0	$ 0
Concentration risk percentage	11.00%	0.00%	0.00%
Customer Concentration Risk [Member] | Company C (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 18,566,897	$ 13,822,962
Concentration risk percentage	0.00%	14.00%	10.00%
Customer Concentration Risk [Member] | Company D (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 14,189,482	$ 0	$ 11,962,597
Concentration risk percentage	10.00%	0.00%	10.00%
Customer Concentration Risk [Member] | Company E (3rd Party)[Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 19,845,886	$ 14,511,302
Concentration risk percentage	0.00%	15.00%	11.00%
Customer Concentration Risk [Member] | Company F (3rd Party)[Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 13,832,333	$ 0
Concentration risk percentage	0.00%	10.00%	0.00%
Supplier Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk
Concentration risk percentage	0.00%	0.00%